Restatement of Previously Issued Financial Statements (Details) - Schedule of financial statements - Growth capital acquisition corp. [Member]	12 Months Ended
Mar. 31, 2021 USD ($) $ / shares shares
As Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock subject to possible redemption	$ 161,154,930
Common stock Class A, $0.0001 par value	113
Common stock Class B, $0.0001 par value	431
Additional Paid in Capital	(3,115,509)
Retained earnings	8,114,967
Total stockholders’ equity/(deficit)	$ 5,000,002
Number of shares subject to redemption (in Shares) | shares	16,115,493
Basic and diluted weighted average shares, redeemable shares (in Shares) | shares	2,404,988
Basic and diluted net income per share, redeemable shares (in Dollars per share) | $ / shares
Basic and diluted weighted average shares, non-redeemable shares (in Shares) | shares	4,648,608
Basic and diluted net income per share, non-redeemable shares (in Dollars per share) | $ / shares	$ 1.78
Accretion of Class A common stocks subject to possible redemption
Class A common stock subject to possible redemption	(161,154,930)
Value of Class A common stock subject to possible redemption at February 2, 2021	151,176,360
Change in value of Class A common stock subject to possible redemption,	9,978,570
Restatement [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock subject to possible redemption	11,345,070
Common stock Class A, $0.0001 par value	(113)
Common stock Class B, $0.0001 par value
Additional Paid in Capital	3,115,509
Retained earnings	(14,460,466)
Total stockholders’ equity/(deficit)	$ (11,345,070)
Number of shares subject to redemption (in Shares) | shares	1,134,507
Basic and diluted weighted average shares, redeemable shares (in Shares) | shares	336,108
Basic and diluted net income per share, redeemable shares (in Dollars per share) | $ / shares	$ 1.17
Basic and diluted weighted average shares, non-redeemable shares (in Shares) | shares	(336,108)
Basic and diluted net income per share, non-redeemable shares (in Dollars per share) | $ / shares	$ (0.61)
Accretion of Class A common stocks subject to possible redemption	$ (14,612,821)
Class A common stock subject to possible redemption	161,143,205
Value of Class A common stock subject to possible redemption at February 2, 2021	6,710,819
Change in value of Class A common stock subject to possible redemption,	4,634,251
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock subject to possible redemption	172,500,000
Common stock Class A, $0.0001 par value
Common stock Class B, $0.0001 par value	431
Additional Paid in Capital
Retained earnings	(6,345,499)
Total stockholders’ equity/(deficit)	$ (6,345,068)
Number of shares subject to redemption (in Shares) | shares	17,250,000
Basic and diluted weighted average shares, redeemable shares (in Shares) | shares	2,741,096
Basic and diluted net income per share, redeemable shares (in Dollars per share) | $ / shares	$ 1.17
Basic and diluted weighted average shares, non-redeemable shares (in Shares) | shares	4,312,500
Basic and diluted net income per share, non-redeemable shares (in Dollars per share) | $ / shares	$ 1.17
Accretion of Class A common stocks subject to possible redemption	$ (14,612,821)
Class A common stock subject to possible redemption	(1,725)
Value of Class A common stock subject to possible redemption at February 2, 2021	157,887,179
Change in value of Class A common stock subject to possible redemption,	$ 14,612,821